SCHEDULE OF PROMISSORY NOTES EXECUTED (Details) - Unsecured Promissory Notes [Member]	Jun. 30, 2025 USD ($)
Short-Term Debt [Line Items]
Promissory Notes	$ 415,300
March 3 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	60,000
March 28 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	75,000
April 22 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	25,000
April 30 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	75,000
May 30 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	77,300
June 9 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	28,000
June 30 2025 [Member]
Short-Term Debt [Line Items]
Promissory Notes	$ 50,000